Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Common Class A [Member]
Common stock, par value	$ 7.2576	$ 7.2576
Common stock, shares authorized	940,677,978	940,677,978
Common stock, shares issued	361,272	290
Common stock, shares outstanding	361,272	290
Common Class B [Member]
Common stock, par value	$ 7.2576	$ 7.2576
Common stock, shares authorized	266,794,448	266,794,448
Common stock, shares issued	89
Common stock, shares outstanding	89
Common Class C [Member]
Common stock, par value	$ 7.2576	$ 7.2576
Common stock, shares authorized	200,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0